CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common stock par value (in dollars per share)	$ .0001	$ .0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	7,914,125	7,250,672
Common stock, shares outstanding	7,914,125	7,250,672